Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2016 and 2015, property and equipment consist of the following:

	December 31, 2016	December 31, 2015
Electronic equipment	$6,123,356	$5,834,784
Office furniture and equipment	1,978,542	1,358,324
Motor vehicles	609,853	624,992
Construction in progress	567,846	464,252
Computer software	258,802	261,070
Leasehold improvements	1,463,575	1,489,991
Total property and equipment	11,001,974	10,033,413

Accumulated depreciation	(6,640,998)	(5,903,852)

Property and equipment, net	$4,360,976	$4,129,561

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 was $1,542,352, $1,345,217 and $1,145,348, respectively.

For the year ended December 31, 2016, the Company acquired property and equipment on credit in the amount of $672,715, among which $238,353 is acquired through a related party, refer to Note 9 for further discussion. For the years ended December 31, 2015 and 2014, the Company acquired property and equipment on credit in the amount of $23,900 and $68,839, respectively.